SCHEDULE OF OPERATING LEASE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Operating lease right-of-use assets	$ 2,325,978	$ 640,801
Current operating lease obligation	1,163,658	565,864
Non-current operating lease obligation	1,162,320	82,649
Total	2,325,978	648,513
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease right-of-use assets	2,243,963	473,170
Current operating lease obligation	1,081,643	473,170
Non-current operating lease obligation	1,162,320
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease right-of-use assets	82,015	167,631
Current operating lease obligation	82,015	92,694
Non-current operating lease obligation		$ 82,649